Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PREPAYMENT - RELATED PARTY
Prepayment - related party, total	$ 90,429	$ 91,618
DUE FROM RELATED PARTY, CURRENT
Due from related party, current, total		199,994
DUE FROM RELATED PARTY, NON-CURRENT
Due from related party, non-current, total	215,307
ACCOUNTS PAYABLE - RELATED PARTIES
Accounts payable - related parties, total	149,658	162,112
EQUITY INVESTMENT
Equity investment, total	$ 1,435	1,454
Beijing Taiying [Member]
PREPAYMENT - RELATED PARTY
Nature of Transaction Associated with the Balance, related party	Prepayment of services
Prepayment - related party, total	$ 90,429	91,618
CSHR [Member]
DUE FROM RELATED PARTY, CURRENT
Nature of balance, due from related parties current	Non-secured and interest free short-term loan
Due from related party, current, total		199,994
JSVH [Member]
DUE FROM RELATED PARTY, NON-CURRENT
Nature of balance, due from related parties non-current	A loan bearing annual interest rate of 4.35%
Due from related party, non-current, total	$ 215,307
ACCOUNTS PAYABLE - RELATED PARTIES
Nature of balance, accounts payable - related parties	Outstanding unpaid human resource service fee
Accounts payable - related parties, total	$ 60,664	73,020
JSHR [Member]
ACCOUNTS PAYABLE - RELATED PARTIES
Nature of balance, accounts payable - related parties	Outstanding unpaid human resource service fee
Accounts payable - related parties, total		33,753
SSHR [Member]
ACCOUNTS PAYABLE - RELATED PARTIES
Nature of balance, accounts payable - related parties	Outstanding unpaid human resource service fee
Accounts payable - related parties, total	$ 88,994
Jiate [Member]
ACCOUNTS PAYABLE - RELATED PARTIES
Nature of balance, accounts payable - related parties	Outstanding unpaid customer referral commission
Accounts payable - related parties, total		55,339
TWIC [Member]
EQUITY INVESTMENT
Nature of balance, equity investment	Equity investment (See Note 4)
Equity investment, total	$ 1,435	$ 1,454